Fair Value Measurements (Details) - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation - Embedded Derivative Financial Instruments [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchase price of the convertible debenture - net of discount	$ 0	$ 442,300	$ 0	$ 442,300
Valuation reduction during the period	0	(53,119)	0	(344,326)
Balance of derivative liability net of discount on the notes (See Consolidated Balance sheet liabilities)	0	389,181	0	97,974
Derivative calculations and presentations on the Statement of Operations
Loss on note issuance	0	0	0	0
Change in Derivative (Gain) Loss	0	(290,137)	(13,629)	(48,453)
Derivative Finance fees	(49,623)	0	3,209	318,972
Gain (loss) on extinguishment of debt	0	0	0	(244,712)
Derivative expense charged to operations in 2021 and 2020 (See Consolidated Statement of Operations)	$ (49,623)	$ (290,137)	$ (16,838)	$ (612,137)